Statements of Changes in Shareholders’ Equity (Deficit) - USD ($)		Ordinary shares	Additional paid-in Capital	Accumulated Losses	Total
Balance at Dec. 31, 2022		$ 21,456	$ 12,988,292	$ (14,651,678)	$ (1,641,930)
Balance (in Shares) at Dec. 31, 2022		3,597,442
Stock based compensation			490,015		490,015
Conversion of convertible note into ordinary shares		$ 2,734	2,017,170		2,019,904
Conversion of convertible note into ordinary shares (in Shares)		504,976
Issuance of ordinary shares and warrants upon initial public offering, net of issuance costs		$ 10,561	5,919,064		5,929,625
Issuance of ordinary shares and warrants upon initial public offering, net of issuance costs (in Shares)		1,950,000
Issuance of ordinary shares, pre-funded warrants, and warrants upon private placement, net of issuance costs	[1]	$ 21,476	3,045,180		3,066,656
Issuance of ordinary shares, pre-funded warrants, and warrants upon private placement, net of issuance costs (in Shares)	[1]	4,021,538
Benefit to the Company by an equity holder with respect to funding transactions			12,167		12,167
Comprehensive loss				(3,771,379)	(3,771,379)
Balance at Dec. 31, 2023		$ 56,227	24,471,888	(18,423,057)	6,105,058
Balance (in Shares) at Dec. 31, 2023		10,073,956
Stock based compensation			75,357		75,357
Exercise of pre-funded warrants and consultants warrants	[1]	$ 5,792	(5,792)
Exercise of pre-funded warrants and consultants warrants (in Shares)	[1]	1,088,590
Exercise of series A warrants (Note 10)		$ 10,042	4,552,132		4,562,174
Exercise of series A warrants (Note 10) (in Shares)		1,654,546
Comprehensive loss				(11,054,230)	(11,054,230)
Balance at Dec. 31, 2024		$ 72,061	29,093,585	(29,477,287)	$ (311,641)
Balance (in Shares) at Dec. 31, 2024		12,817,092			12,817,092
Stock based compensation			1,233,263		$ 1,233,263
Exercise of series A warrants (Note 10)		$ 6,348	3,086,862		3,093,210
Exercise of series A warrants (Note 10) (in Shares)		1,144,357
Issuance of ordinary shares and pre-funded warrants, net of issuance costs - February 2025 (Note 10f)		$ 15,762	2,516,733		2,532,495
Issuance of ordinary shares and pre-funded warrants, net of issuance costs - February 2025 (Note 10f) (in Shares)		2,818,182
Issuance of ordinary shares and pre-funded warrants, net of issuance costs - August 2025 (Note 10g)		$ 11,748	2,009,749		2,021,497
Issuance of ordinary shares and pre-funded warrants, net of issuance costs - August 2025 (Note 10g) (in Shares)		2,000,001
Issuance of shares upon restricted share units vesting		$ 5,244	(5,244)
Issuance of shares upon restricted share units vesting (in Shares)		886,398
Comprehensive loss				(5,412,163)	(5,412,163)
Balance at Dec. 31, 2025		$ 111,163	$ 37,934,948	$ (34,889,450)	$ 3,156,661
Balance (in Shares) at Dec. 31, 2025		19,666,030			19,666,030

[1]	Includes shares issued following a cashless exercise